PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Diversified Real Estate Activities 9.5%
City Developments Ltd. (Singapore)	493,700	$3,597,384
Mitsubishi Estate Co. Ltd. (Japan)	238,421	6,076,380
Mitsui Fudosan Co. Ltd. (Japan)	148,275	1,700,255
Sumitomo Realty & Development Co. Ltd. (Japan)	158,342	4,409,351
Sun Hung Kai Properties Ltd. (Hong Kong)	326,397	5,241,575
UOL Group Ltd. (Singapore)	227,400	1,942,127
		22,967,072
Diversified REITs 5.2%
Essential Properties Realty Trust, Inc.	210,790	6,399,584
LondonMetric Property PLC (United Kingdom)	1,432,535	3,932,439
Stockland (Australia)	564,656	2,112,720
		12,444,743
Health Care Facilities 1.5%
Chartwell Retirement Residences (Canada)UTS	248,337	3,687,713
Health Care REITs 14.0%
Aedifica SA (Belgium)	42,089	3,706,278
American Healthcare REIT, Inc.	160,385	7,523,660
National Health Investors, Inc.	35,903	2,948,354
Welltower, Inc.	103,744	19,541,220
		33,719,512
Hotel & Resort REITs 0.8%
Sunstone Hotel Investors, Inc.	214,527	1,881,402
Industrial REITs 15.9%
First Industrial Realty Trust, Inc.	104,054	6,038,254
GLP J-REIT (Japan)	2,242	2,060,044
Goodman Group (Australia)	302,197	6,419,780
LXP Industrial Trust	60,363	2,990,987
Prologis, Inc.	118,691	15,496,297
Tritax Big Box REIT PLC (United Kingdom)	2,301,841	5,225,017
		38,230,379
Internet Services & Infrastructure 1.1%
NEXTDC Ltd. (Australia)*	281,415	2,600,137
Office REITs 3.8%
Hudson Pacific Properties, Inc.*	35,371	304,898
Nippon Building Fund, Inc. (Japan)	4,715	4,373,568
SL Green Realty Corp.	102,415	4,586,144
		9,264,610
Real Estate Operating Companies 6.9%
Fastighets AB Balder (Sweden) (Class B Stock)*	501,443	3,782,189
Hongkong Land Holdings Ltd. (Hong Kong)	272,146	2,309,125
PSP Swiss Property AG (Switzerland)	20,842	4,183,389
Swire Properties Ltd. (Hong Kong)	807,763	2,448,372
TAG Immobilien AG (Germany)	222,888	3,781,373
		16,504,448

PGIM Select Real Estate Fund

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 8.1%
Equity Residential	43,328	$2,700,201
Independence Realty Trust, Inc.	358,033	5,979,151
Mitsui Fudosan Accommodations Fund, Inc. (Japan)	2,830	2,530,069
UDR, Inc.	101,278	3,762,478
Veris Residential, Inc.	300,767	4,568,651
		19,540,550
Retail REITs 16.9%
Agree Realty Corp.	108,992	7,872,492
Curbline Properties Corp.	186,887	4,532,010
FrontView REIT, Inc.	75,209	1,234,180
Lendlease Global Commercial REIT (Singapore)	5,948,763	2,985,174
NETSTREIT Corp.	47,679	898,272
Regency Centers Corp.	45,062	3,283,668
Simon Property Group, Inc.	49,083	9,390,069
Unibail-Rodamco-Westfield (France)	53,410	5,905,278
Vicinity Ltd. (Australia)	2,636,786	4,498,485
		40,599,628
Specialized REITs 14.8%
CubeSmart	78,543	2,947,719
Digital Realty Trust, Inc.	28,958	4,805,580
Equinix, Inc.	12,690	10,417,602
Iron Mountain, Inc.	116,487	10,731,947
National Storage Affiliates Trust	130,239	4,142,903
Smartstop Self Storage REIT, Inc.	83,233	2,616,845
		35,662,596

Total Long-Term Investments (cost $202,881,884)		237,102,790

Short-Term Investments 1.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	3,059,791	3,059,791
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $7,178; includes $15 of cash collateral for securities on loan)(b)(wb)	7,183	7,178

Total Short-Term Investments (cost $3,066,969)		3,066,969

TOTAL INVESTMENTS 99.8% (cost $205,948,853)		240,169,759
Other assets in excess of liabilities 0.2%		599,348

Net Assets 100.0%		$240,769,107

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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